Inventory (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Disclosure Inventory Details Abstract
Stockpiled ore and work in progress	$ 518,375	$ 511,050
Supplies	4,404	4,341
Total Inventory	$ 522,779	$ 515,391